Acquisition of Bao Li Gaming Promotion Limited (Details 5) (Bao Li Gaming [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bao Li Gaming [Member]
Pro Forma Net Income Per Share
Basic (in dollars per share)	$ 1.50	$ 1.92
Diluted (in dollars per share)	$ 1.50	$ 1.86
Weighted average shares outstanding
Basic (in shares)	45,752,743	40,398,512
Diluted (in shares)	45,752,922	41,825,173
Revenue	$ 245,660,873	$ 268,394,076
Expenses	176,972,496	190,787,979
Pro Forma Net Income Attributable To Ordinary Shareholders	$ 68,688,377	$ 77,606,097